Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 003 - USD ($)	Jan. 31, 2026	Jan. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 59,071,816,127	$ 50,782,877,281
Less: Benefits payable per the Form 5500	(35,647,019)	(34,848,080)
Net assets available for benefits per the Form 5500	$ 59,036,169,108	$ 50,748,029,201